Financial risk management objectives and policies - Foreign currency risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) country	Dec. 31, 2020 USD ($) country	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Foreign currency risk
Number of hyper inflationary countries | country	2	2
Borrowings		$ 20,380		$ 18,227			$ 19,113
Borrowings, interest rate					3.00%
Cash		1,182		$ 755			893
Increase in interest expense that would result from increased interest rate, per sensitivity analysis		$ 20
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component							(146)
Impact on profit: (loss)/gain ($m) due to increase in risk component							(299)
Impact on equity: gain/(loss) ($m) due to increase in risk component							$ 153
0.875% Non-callable bond
Foreign currency risk
Borrowings | €	€ 750		€ 750			€ 750
Borrowings, interest rate	0.875%	0.875%	0.875%	0.875%		0.875%	0.875%
US
Foreign currency risk
Assumed strengthening of US currency	10.00%	10.00%
Assumed weakening of US currency	10.00%	10.00%
Assumed percentage increase	10.00%	10.00%
Assumed percentage decrease	(10.00%)	(10.00%)
All currencies except US
Foreign currency risk
Percentage of entity's revenue	66.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings	3.00%	3.00%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings	18.00%	18.00%
Interest rates
Foreign currency risk
Changes in rates	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Assumed percentage increase	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Assumed percentage decrease	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component		$ 1,696		$ 1,417			$ 1,130
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component		$ (1,758)		$ (1,521)			$ (1,267)
Exchange rates
Foreign currency risk
Changes in rates	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%
Assumed percentage increase	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%
Assumed percentage decrease	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component		$ 114		$ (4)
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component		(132)		(36)			$ 161
Impact on profit: (loss)/gain ($m) due to increase in risk component		(57)		(174)
Impact on profit: (loss)/gain ($m) due to decrease in risk component		74		172			348
Impact on equity: gain/(loss) ($m) due to increase in risk component		171		170
Impact on equity: gain/(loss) ($m) due to decrease in risk component		$ (206)		$ (208)			$ (187)